June 26, 2008




U.S. Securities & Exchange Commission
Attn: Filing Desk
100 F Street, N.E.
Washington, DC 20549


Re:  Vanguard International Equity Index Funds (the Trust)
     File No.  33-32548

Commissioners:

Enclosed is the 60th Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purpose of this amendment is to disclose a change to transaction fees for the Emerging Markets Stock Index and FTSE All-World ex-US Index Funds, each a series of the Trust. This filing also includes a number of non-material changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of August 29, 2008. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include:
(1) text addressing any SEC staff comments; and (2) updated financial statements for series of the Trust. Pursuant to Rule 485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-4294.



Sincerely,





Michael J. Drayo

Associate Counsel

The Vanguard Group, Inc



Enclosures

cc: Christian Sandoe, Esq.

  U.S. Securities and Exchange Commission